Fair Value Measurements (Tables) - EBP 001 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Investment, Fair Value and NAV [Line Items]
Summary of the Plan's Investments Measured at Fair Value
In accordance with ASC 820, the following tables set forth by Level within the fair value hierarchy a summary of the Plan’s investments measured at fair value on a recurring basis at December 31, 2025 and 2024.

The Plan had no Level 3 investments as of December 31, 2025 and December 31, 2024.

	Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	December 31, 2025 Total
Revvity, Inc. stock fund	$11,055,578	$—	$11,055,578
Mutual funds	53,843,366	—	53,843,366
Collective investment trusts	—	793,880,435	793,880,435
Participant-directed brokerage account	41,629,185	—	41,629,185

Total investments at fair value	106,528,129	793,880,435	900,408,564

Common collective trust fund measured at NAV*			38,035,314

Total Investments	$106,528,129	$793,880,435	$938,443,878

	Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	December 31, 2024 Total
Revvity, Inc. stock fund	$14,613,678	$—	$14,613,678
Mutual funds	58,706,054	—	58,706,054
Collective investment trusts	—	692,248,155	692,248,155
Participant-directed brokerage account	34,934,485	—	34,934,485

Total investments at fair value	108,254,217	692,248,155	800,502,372

Common collective trust fund measured at NAV*			38,554,480

Total Investments	$108,254,217	$692,248,155	$839,056,852

*
Specific investments that are measured at fair value using the NAV (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the tables above are meant to enable reconciliation of the fair value hierarchy to the amounts presented in the Statements of Net Assets Available for Benefits.

Fair Value Measured at Net Asset Value Per Share [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Summary of the Plan's Investments Measured at Fair Value
The following tables set forth additional disclosures of the Plan’s investment that has fair value estimated using NAV, as a practical expedient:

	Fair Value Estimated Using Net Asset Value per Share December 31, 2025
Investment	Fair Value	Unfunded Commitment	Redemption Frequency	Other Redemption Restrictions	Redemption Notice Period
Stable value fund (a)	$38,035,314	$—	Daily	See Above	See Above

Fair Value Estimated Using Net Asset Value per Share December 31, 2024
Investment	Fair Value	Unfunded Commitment	Redemption Frequency	Other Redemption Restrictions	Redemption Notice Period
Stable value fund (a)	$ 38,554,480	$—	Daily	See Above	See Above

(a)
Stable value fund strategy seeks to preserve the principal investment while earning a level of interest that is consistent with the principal preservation. While it seeks to maintain a stable NAV of $1 per share, it cannot guarantee it will be able to do so; thus, the yield of the stable value fund will fluctuate.